UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang and Robert W. Medway
Title:     Managers
Phone:     212.920.3400

Signature, Place, and Date of Signing:

  /S/   Yale M. Fergang     New York, New York     November 15, 2010
  /S/   Robert W. Medway    New York, New York	November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $625,138 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE DATA SYSTEMS CORP     COM              018581108     8083     6998 SH  PUT  SOLE                     6998
ALLIANCE DATA SYSTEMS CORP     COM              018581108     8017    10907 SH  PUT  SOLE                    10907
CHUBB CORP                     COM              171232101    73762  1294300 SH       SOLE                  1294300
CVS CAREMARK CORPORATION       COM              126650100    92434  2937200 SH       SOLE                  2937200
DOLLAR FINL CORP               COM              256664103    24933  1194700 SH       SOLE                  1194700
ELECTRONIC ARTS INC            COM              285512109    33576  2041100 SH       SOLE                  2041100
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    19929   796537 SH       SOLE                   796537
INGRAM MICRO INC               CL A             457153104    73859  4380700 SH       SOLE                  4380700
ISHARES TR                     IBOXX INV CPBD   464287242     2077    31000 SH  PUT  SOLE                    31000
LEAR CORP                      COM NEW          521865204    43222   547600 SH       SOLE                   547600
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    17266   308700 SH       SOLE                   308700
MICROSOFT CORP                 COM              594918104     6593    33296 SH  CALL SOLE                    33296
PFIZER INC                     COM              717081103    86339  5028500 SH       SOLE                  5028500
SK TELECOM LTD                 SPONSORED ADR    78440P108     9427   539629 SH       SOLE                   539629
SMURFIT-STONE CONTAINER CORP   COM              83272A104    56248  3061942 SH       SOLE                  3061942
SPDR GOLD TRUST                GOLD SHS         78463V107    17318     9286 SH  CALL SOLE                     9286
SPDR GOLD TRUST                GOLD SHS         78463V107    18419   144000 SH       SOLE                   144000
TFS FINL CORP                  COM              87240R107    33636  3660080 SH       SOLE                  3660080